LOANS TO THE PARENT CORPORATION	12 Months Ended
Dec. 31, 2019
LOANS TO THE PARENT CORPORATION
LOANS TO THE PARENT CORPORATION

17.  LOANS TO THE PARENT CORPORATION

On April 3, 2018, Quebecor entered into loan agreements with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $75.0 million non-revolving unsubordinated and unsecured loan and a $75.0 million non-revolving subordinated and unsecured loan.  The unsubordinated and subordinated loans bear interest at a rate of 5.25% and 5.50%, respectively, and mature in April 2021.  As of December 31, 2019, and 2018, Quebecor drew down the full amount on the loans.

On June 29, 2018, Quebecor entered into a loan agreement with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $262.0 million non-revolving subordinated and unsecured loan, bearing interest at a rate of 5.50% and maturing in June 2021.  As of December 31, 2019, and 2018, Quebecor drew down the full amount on the loan.

On July 23, 2018, Quebecor entered into a loan agreement with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $87.1 million non-revolving subordinated and unsecured loan, bearing interest at a rate of 5.50% and maturing in July 2021.  As of December 31, 2019, and 2018, Quebecor drew down the full amount on the loan.

On September 28, 2018, Quebecor entered into a loan agreement with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $175.0 million non-revolving subordinated and unsecured loan, bearing interest at a rate of 5.75% and maturing in September 2021.  As of December 31, 2019, Quebecor drew down the full amount on the loan ($97.0 million in 2018).

On September 13, 2019, Quebecor entered into a loan agreement with the Corporation pursuant to which the Corporation makes available to Quebecor, by way of one or multiple drawdowns, a $150.0 million non-revolving subordinated and unsecured loan, bearing interest at a rate of 5.00% and maturing in September 2022. As of December 31, 2019, Quebecor drew down $27.0 million on the loan.